DEPOSITS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
DEPOSITS

NOTE 11. DEPOSITS

The following table sets forth the Company’s deposits by category:

	June 30, 2014	December 31, 2013
	(Dollars in thousands)
Non-interest bearing demand deposits	$435,055	$291,658
Interest-bearing demand deposits	120,197	84,837
Savings and money market accounts	1,970,093	1,251,842
Time deposits	1,432,921	1,165,196

Total deposits	$3,958,266	$2,793,533

Time deposits $100,000 and greater	$905,529	$674,172
Time deposits $250,000 and greater	277,150	216,309

The aggregate amount of overdraft demand deposits that have been reclassified to loans was $0.3 million at June 30, 2014. The aggregate amount of maturities for time deposits for each of the five years following the latest balance sheet date totaled $943.2 million, $109.6 million, $183.1 million, $167.5 million and $28.3 million, respectively.

NOTE 12. DEPOSITS

The following table sets forth the Company’s deposit categories as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013	December 31, 2012
Non-interest bearing demand deposits	$291,658	$240,955
Interest-bearing demand deposits	84,837	68,193
Savings and money market accounts	1,251,842	774,571
Time deposits	1,165,196	1,106,621

Total deposits	$2,793,533	$2,190,340

The following table sets forth average amounts and weighted average rates paid on each of the Company’s deposit categories for the years ended December 31, 2013 and 2012 (dollars in thousands):

	2013		2012
	Average Balance	Rates	Average Balance	Rates
Non-interest bearing	$261,000		$218,766
Interest bearing	70,454	0.11%	65,407	0.10%

Total demand deposits	331,454		284,173
Money market accounts	872,696	0.48%	617,602	0.68%
Savings accounts	89,290	0.28%	112,989	0.56%

Total transaction accounts	1,293,440		1,014,764
Time deposits	1,121,094	1.25%	1,277,567	1.39%

Total average deposits	$2,414,534		$2,292,331

Time deposit accounts with balances of $100,000 or more totaled approximately $674.2 million and $560.5 million at December 31, 2013 and 2012, respectively. These balances include deposits of $250,000 or greater in the amount of $216.3 million and $129.0 million at December 31, 2013 and 2012, respectively. The following table sets forth maturities of all time deposits as of December 31, 2013 and 2012 (in thousands):

	2013	2012
Three months or less	$122,878	$230,946
Over three months and through six months	212,255	167,168
Over six months and through one year	435,357	357,180
Over one year and through two years	79,849	224,506
Over two years through three years	172,351	46,499
Over three years through four years	55,721	24,588
Over four years and through five years	86,696	54,820
Over five years	26	600
Fair value adjustment	63	314

Total time deposits	$1,165,196	$1,106,621

Included in deposits are $458.0 million and $117.7 million of Public Funds deposits, which are collateralized by mortgage-backed securities and corporate bonds with a fair value of $147.7 million and $147.2 million at December 31, 2013 and 2012, respectively.

Interest expense on deposits includes a reduction for amortization of the fair value adjustment for time deposits amounting to $250,000 and $1.2 million during the years ended December 31, 2013 and 2012, respectively. The following table summarizes interest expense on deposits for the years ended December 31, 2013 and 2012 (in thousands):

	2013	2012
Transaction accounts	$76	$67
Savings and money market accounts	4,425	4,857
Time deposits	14,036	17,776

Total	$18,537	$22,700

The Bank holds deposits for the Company in the amount of approximately $138.3 million and $270.7 million at December 31, 2013 and 2012, respectively. The Bank paid interest on these deposits totaling less than $1,000 during the years ended December 31, 2013 and 2012, respectively. The deposit amounts and interest earned are eliminated in the accompanying consolidated financial statements.